Long Term Debt (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following (in thousands):

	June 30, 2025	March 31, 2026
2025 Term Loan Facility	$—	$600,000
Revolving Facility	—	—
2023 Term Loan Facility	511,112	—
2023 Revolving Facility	—	—
Less: discount and deferred financing costs	(9,005)	(15,871)
Total debt, net of discount and deferred financing costs	502,107	584,129
Less: current portion	(5,173)	(6,000)
Long-term debt, net current portion	$496,934	$578,129

Long-term debt consists of the following (in thousands):

	Successor
	June 30,
	2024	2025
Senior debt - initial term loan	$202,284	$200,252
Senior debt - 2024 term loan	259,000	256,410
Senior debt - delayed draw term loan	55,000	54,450
Senior debt - revolving line of credit	—	—
Less: deferred finance costs	(11,128)	(9,005)
Total debt, net of deferred financing costs	505,156	502,107
Less: current portion	(5,173)	(5,173)
Long-Term Debt, net current portion	$499,983	$496,934

Schedule of Principal Maturities on Long Term Debt	The aggregate amounts of principal maturities on long-term debt is as follows (in thousands):

Year Ending June 30,
2026	$5,173
2027	5,173
2028	5,173
2029	5,173
2030	490,420
$511,112